UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Arrow Capital Management, LLC

Address:   499 Park Avenue
           New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                      New York, NY               May 14, 2010
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:         $556,803
                                                (in thousands)

List of Other Included Managers:

Form 13F File Number              Name
--------------------              --------------------

(1)     028-12362                 Arrow Partners LP

(2)     028-13388                 Arrow Offshore, Ltd.



                                                        FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6         COL 7       COLUMN 8

                              TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION       MGRS   SOLE     SHARED  NONE
--------------                --------        -----      --------   -------  --- ----  ----------       ----   ----     ------  ----
AON CORP                      COM             037389103     283       7,377  SH        SHARED DEFINED   1                 7,377
AON CORP                      COM             037389103     101       2,623  SH        SHARED DEFINED   2                 2,623
BECTON DICKINSON & CO         COM             075887109   1,183      15,000  SH        SOLE             NONE   15,000
COLGATE PALMOLIVE CO          COM             194162103  13,378     162,851  SH        SHARED DEFINED   1               162,851
COLGATE PALMOLIVE CO          COM             194162103  10,901     132,700      CALL  SHARED DEFINED   1               132,700
COLGATE PALMOLIVE CO          COM             194162103   4,695      57,149  SH        SHARED DEFINED   2                57,149
COLGATE PALMOLIVE CO          COM             194162103   5,529      67,300      CALL  SHARED DEFINED   2                67,300
COLGATE PALMOLIVE CO          COM             194162103   1,010      12,300  SH        SOLE             NONE   12,300
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308   6,355     240,100      CALL  SHARED DEFINED   1               240,100
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308   3,208     121,200      CALL  SHARED DEFINED   2               121,200
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308   2,073      78,300      CALL  SOLE             NONE   78,300
DIAGEO P L C                  SPON ADR NEW    25243Q205   5,553      80,000  SH        SOLE             NONE   80,000
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   5,099      79,388  SH        SHARED DEFINED   1                79,388
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   2,567      39,972  SH        SHARED DEFINED   2                39,972
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207     164       2,550  SH        SOLE             NONE    2,550
EXPRESS SCRIPTS INC           COM             302182100  11,563     133,799  SH        SHARED DEFINED   1               133,799
EXPRESS SCRIPTS INC           COM             302182100   4,122      47,701  SH        SHARED DEFINED   2                47,701
HYATT HOTELS CORP             COM CL A        448579102     317      10,634  SH        SHARED DEFINED   1                10,634
HYATT HOTELS CORP             COM CL A        448579102     130       4,366  SH        SHARED DEFINED   2                 4,366
INTERVAL LEISURE GROUP INC    COM             46113M108  11,968     959,709  SH        SHARED DEFINED   1               959,709
INTERVAL LEISURE GROUP INC    COM             46113M108   5,116     410,278  SH        SHARED DEFINED   2               410,278
INTERVAL LEISURE GROUP INC    COM             46113M108   1,720     137,942  SH        SOLE             NONE   137,942
ISHARES INC                   MSCI SINGAPORE  464286673   7,519     654,400  SH        SHARED DEFINED   1               654,400
ISHARES INC                   MSCI SINGAPORE  464286673   2,482     216,000  SH        SHARED DEFINED   2               216,000
JOHNSON & JOHNSON             COM             478160104   3,680      57,132  SH        SHARED DEFINED   1                57,132
JOHNSON & JOHNSON             COM             478160104  25,146     390,400      CALL  SHARED DEFINED   1               390,400
JOHNSON & JOHNSON             COM             478160104  18,627     289,200      CALL  SHARED DEFINED   2               289,200
JOHNSON & JOHNSON             COM             478160104  13,880     215,500      CALL  SOLE             NONE   215,500
MASTERCARD INC                CL A            57636Q104  80,091     312,880  SH        SHARED DEFINED   1               312,880
MASTERCARD INC                CL A            57636Q104  28,318     110,626  SH        SHARED DEFINED   2               110,626
MASTERCARD INC                CL A            57636Q104 108,638     424,400  SH        SOLE             NONE   424,400
MEAD JOHNSON NUTRITION CO     COM CL A        582839106  17,472     399,809  SH        SHARED DEFINED   1               399,809
MEAD JOHNSON NUTRITION CO     COM CL A        582839106   6,174     141,290  SH        SHARED DEFINED   2               141,290
MEAD JOHNSON NUTRITION CO     COM CL A        582839106   4,787     109,550  SH        SOLE             NONE   109,550
PHILIP MORRIS INTL INC        COM             718172109  12,617     261,808  SH        SHARED DEFINED   1               261,808
PHILIP MORRIS INTL INC        COM             718172109   4,481      92,984  SH        SHARED DEFINED   2                92,984
PHILIP MORRIS INTL INC        COM             718172109  19,083     396,000  SH        SOLE             NONE   396,000
PHILIP MORRIS INTL INC        COM             718172109  11,464     237,900      CALL  SHARED DEFINED   1               237,900
PHILIP MORRIS INTL INC        COM             718172109   6,366     132,100      CALL  SHARED DEFINED   2               132,100
PHILIP MORRIS INTL INC        COM             718172109  14,457     300,000      CALL  SOLE             NONE   300,000
UNILEVER N V                  N Y SHS NEW     904784709  10,831     335,000  SH        SHARED DEFINED   1               335,000
UNILEVER N V                  N Y SHS NEW     904784709   3,847     119,000  SH        SHARED DEFINED   2               119,000
UNILEVER N V                  N Y SHS NEW     904784709   1,196      37,000  SH        SOLE             NONE   37,000
VISA INC                      COM CL A        92826C839  34,363     392,897  SH        SHARED DEFINED   1               392,897
VISA INC                      COM CL A        92826C839  12,064     137,936  SH        SHARED DEFINED   2               137,936
VISA INC                      COM CL A        92826C839  11,370     130,000  SH        SOLE             NONE   130,000
YUM BRANDS INC                COM             988498101     815      23,300  SH        SOLE             NONE    23,300



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